Vessels, subsidiaries and other property, plant and equipment, Vessels (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Reversal of impairment		$ 27,909	$ 0	$ 27,909	$ 0
Vessels		1,185,576	1,083,891	1,185,576
Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			1,982,741	2,052,878
Transferred to assets held for sale			(147,411)	(68,421)
Additions			111,270
Transferred from vessel upgrades				6,624
Disposals			(134,065)	(8,339)
Balance, end of period		1,982,741	1,812,535	1,982,741	2,052,878
Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			(797,165)	(769,168)
Charge for the period			(104,583)	(109,974)
Reversal of impairment				27,909
Transferred to assets held for sale			106,923	45,728
Disposals			66,181	8,339
Balance, end of period		(797,165)	(728,644)	(797,165)	(769,168)
Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			0	10
Additions				6,614
Transferred to vessels				(6,624)
Balance, end of period		0		0	10
Vessels Under Construction [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			93,178	0
Additions			208,474	93,178
Balance, end of period		93,178	301,651	93,178	0
Vessels [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Vessels		1,155,127	1,067,103	1,155,127
Vessels [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			1,866,683	1,929,513
Transferred to assets held for sale			(135,611)	(62,829)
Additions			105,459
Transferred from vessel upgrades				0
Disposals			(118,348)	0
Balance, end of period		1,866,683	1,718,183	1,866,683	1,929,513
Vessels [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			(711,556)	(690,077)
Charge for the period			(87,633)	(90,590)
Reversal of impairment				27,909
Transferred to assets held for sale			96,816	41,203
Disposals			51,293	0
Balance, end of period		(711,556)	(651,080)	(711,556)	(690,077)
Vessels [Member] | Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			0	0
Additions				0
Transferred to vessels				0
Balance, end of period		0		0	0
Vessels [Member] | Vessels Under Construction [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			93,178	0
Additions			208,474	93,178
Balance, end of period		93,178	301,651	93,178	0
Drydock [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Vessels		21,111	15,056	21,111
Drydock [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			45,264	48,736
Transferred to assets held for sale			(3,630)	(1,756)
Additions			5,811
Transferred from vessel upgrades				6,624
Disposals			(8,203)	(8,339)
Balance, end of period		45,264	39,242	45,264	48,736
Drydock [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			(24,153)	(22,535)
Charge for the period			(9,344)	(10,647)
Reversal of impairment				0
Transferred to assets held for sale			1,937	690
Disposals			7,374	8,339
Balance, end of period		(24,153)	(24,186)	(24,153)	(22,535)
Drydock [Member] | Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			0	10
Additions				6,614
Transferred to vessels				(6,624)
Balance, end of period		0		0	10
Drydock [Member] | Vessels Under Construction [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			0	0
Additions			0	0
Balance, end of period		0	0	0	0
EGCS [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Vessels	[1]	9,338	1,732	9,338
EGCS [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	[1]		70,794	74,630
Transferred to assets held for sale	[1]		(8,169)	(3,836)
Additions	[1]		0
Transferred from vessel upgrades	[1]			0
Disposals	[1]		(7,515)	0
Balance, end of period	[1]	70,794	55,110	70,794	74,630
EGCS [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	[1]		(61,456)	(56,556)
Charge for the period	[1]		(7,606)	(8,736)
Reversal of impairment	[1]			0
Transferred to assets held for sale	[1]		8,169	3,836
Disposals	[1]		7,515	0
Balance, end of period	[1]	(61,456)	(53,378)	(61,456)	(56,556)
EGCS [Member] | Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	[1]		0	0
Additions	[1]			0
Transferred to vessels	[1]			0
Balance, end of period	[1]	0		0	0
EGCS [Member] | Vessels Under Construction [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	[1]		0	0
Additions	[1]		0	0
Balance, end of period	[1]	$ 0	$ 0	$ 0	$ 0

[1]	Exhaust Gas Cleaning Systems (“EGCS”).